Unaudited Condensed Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)
Assets
Property and equipment, net	$ 89,788	¥ 625,084	¥ 620,623
Intangible assets and goodwill, net	14,200	98,860	99,525
Right-of-use assets	76,192	530,435
Contract costs	2,006	13,963	9,899
Prepayments to third party suppliers	10	69	94
Deferred tax assets	36	252
Non-current assets	182,232	1,268,663	730,141
Trade receivables	897	6,250
Other receivables due from related parties	12,617	87,834	91,674
Other current assets	6,841	47,628	31,706
Term Deposits held at a related party finance entity	181,114	1,260,880	1,387,094
Restricted bank deposits	230	1,600	1,613
Cash and cash equivalents	32,778	228,196	260,684
Current assets	234,477	1,632,388	1,772,771
Total assets	416,709	2,901,051	2,502,912
Equity
Share capital	38	268	268
Share premium	19,332	134,583	134,583
Contributed capital	36,059	251,034	251,034
Reserves	55,682	387,644	360,914
Retained earnings	155,340	1,081,446	905,009
Total Hailiang Education Group Inc. shareholders' equity	266,451	1,854,975	1,651,808
Non-controlling interests	1,188	8,274	37,439
Total equity	267,639	1,863,249	1,689,247
Liabilities
Contract liabilities	350	2,439	2,579
Deferred tax liabilities	677	4,710	4,691
Lease liabilities	2,339	16,285
Non-current liabilities	3,366	23,434	7,270
Trade and other payables due to third parties	23,126	161,009	218,122
Other payables due to related parties	14,325	99,728	134,745
Contract liabilities	102,436	713,136	398,951
Income tax payable	5,591	38,920	54,577
Lease liabilities	226	1,575
Current liabilities	145,704	1,014,368	806,395
Total liabilities	149,070	1,037,802	813,665
Total equity and liabilities	$ 416,709	¥ 2,901,051	¥ 2,502,912